Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Apr. 30, 2015
Registrant Name	FundVantage Trust
Central Index Key	0001388485
Amendment Flag	false
Document Creation Date	Sep. 04, 2015
Document Effective Date	Sep. 04, 2015
Prospectus Date	Sep. 01, 2015
DuPont Capital Emerging Markets Fund | Class I
Prospectus:
Trading Symbol	DCMEX
Polen Global Growth Fund | Investor Class
Prospectus:
Trading Symbol	PGIRX
Polen Global Growth Fund | Institutional Class
Prospectus:
Trading Symbol	PGIIX
Private Capital Management Value Fund | Class A
Prospectus:
Trading Symbol	VFPAX
Private Capital Management Value Fund | Class I
Prospectus:
Trading Symbol	VFPIX